Trade payables and lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Current liabilities
Trade and other payables	$ 120,757	$ 32,119
Lease liability	368	214
Total current liabilities	121,125	32,333
Non-current liabilities
Lease liability	2,232	1,441
Total trade payables and lease liabilities	$ 123,357	$ 33,774
Prince George, British Columbia, Canada | Lease liabilities
Non-current liabilities
Lease term (in years)	30 years
Sydney, Australia | Lease liabilities
Non-current liabilities
Lease term (in years)	5 years
Vancouver, British Columbia, Canada | Lease liabilities
Non-current liabilities
Lease term (in years)	5 years